Gabelli Pet Parents’ Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Consumer Products — 5.0%
1,500	Oil-Dri Corp. of America	$54,375
500	Spectrum Brands Holdings Inc.	32,145

		86,520

	Consumer Services — 2.2%
20	Amazon.com Inc.†	36,957

	Diagnostics — 4.8%
450	Heska Corp.†	43,173
150	IDEXX Laboratories Inc.†	39,170

		82,343

	Pet Food and Nutrition — 6.3%
250	Colgate-Palmolive Co.	17,210
1,000	Freshpet Inc.†	59,090
200	General Mills Inc.	10,712
200	Nestlé SA	21,653

		108,665

	Pet Healthcare — 18.2%
9,500	Covetrus Inc.†	125,400
2,250	CVS Group plc	34,125
4,500	Elanco Animal Health Inc.†	132,525
1,000	Patterson Cos. Inc.	20,480

		312,530

	Pet Products — 17.7%
2,500	Central Garden & Pet Co.†	77,675
5,000	Chewy Inc., Cl. A†	145,000
250	Church & Dwight Co. Inc.	17,585
100	The Clorox Co.	15,354
500	zooplus AG†	47,897

		303,511

Shares		Market Value

	Pet Services — 18.8%
4,500	PetIQ Inc.†	$112,725
32,500	Pets at Home Group plc	120,367
150	Tractor Supply Co.	14,016
2,000	Trupanion Inc.†	74,920

		322,028

	Pharmaceuticals — 24.8%
22,500	Animalcare Group plc	52,156
1,500	Dechra Pharmaceuticals plc	57,620
12,000	Eco Animal Health Group plc	32,903
16,000	Kindred Biosciences Inc.†	135,680
2,500	Phibro Animal Health Corp., Cl. A	62,075
650	Zoetis Inc.	86,028

		426,462

	Retail — 2.2%
500	CVS Health Corp.	37,145

	TOTAL COMMON STOCKS	1,716,161

	RIGHTS — 0.0%
	Pet Healthcare — 0.0%
10,000	Elanco Animal Health Inc., CVR†(a)	500

	TOTAL INVESTMENTS — 100.0% (Cost $1,560,823)	$1,716,661

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

CVR	Contingent Value Right

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